Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / Ounce	Dec. 31, 2022 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2021 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 306,895,000	$ 651,946,000		$ 672,999,000
Cash provided by operating activities	$ 714,453,000	$ 595,798,000
Bottom of range | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Key assumptions used for impairment test | $ / Ounce	2,183
Top of range | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Key assumptions used for impairment test | $ / Ounce	3,264
Revolving credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity	$ 700,000,000		$ 700,000,000		$ 600,000,000
Undrawn borrowing facilities	$ 550,000,000
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Risk exposure associated with instruments sharing characteristic	$ 209,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 9,000,000
Gold stream obligation | Commodity price risk | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Change in gold price | $ / Ounce	100
Change of fair value due to gold price change	$ 6,000,000
Gold stream obligation | Interest rate risk | Discount rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	0.50%
Change of fair value due to risk free interest rate change	$ 4,000,000
Fuel derivative contracts | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%